Shareholders' Equity, Earnings per Common Share and Dividend Restrictions - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	6 Months Ended		12 Months Ended				0 Months Ended
	May 08, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 07, 2013	Jul. 25, 2013 Subsequent Event
Subsequent Event [Line Items]
Number of warrants issued and outstanding								26,050,846
Percentage of issued warrants to total shares issued and outstanding								9.99%
Exercise price of warrants								48.75
Fair value of warrants issued			$ 94.0
Quarterly cash dividend declared per share on outstanding common stock									$ 0.01
Contributions from participants in consolidated investment entities	$ 1,434,000,000	$ 800,000,000	$ 942,200,000	$ 442,400,000	$ 1,262,000,000	$ 647,700,000	$ (8,500,000)